Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
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Commitments and Contingencies
37.	Commitments and Contingencies

(1)	Collateral assets and commitments
SK Broadband Co., Ltd., a subsidiary of the Parent Company, has pledged its properties as collateral for leases on buildings in the amount of ₩1,098 million as of December 31, 2024.

(2)	Legal claims and litigations
As of December 31, 2024, the Group is involved in various legal claims and litigations. Provision recognized in relation to these claims and litigations is immaterial. In connection with those legal claims and litigations for which no provision was recognized, management does not believe the Group has a present obligation, nor is it expected any of these claims or litigations will have a material impact on the Group’s financial position or operating results in the event an outflow of resources is ultimately necessary.

(3)	Accounts receivable from sale of handsets
The sales agents of the Parent Company sell handsets to the Parent Company’s subscribers on an installment basis. The Parent Company entered into comprehensive agreements to purchase accounts receivable from handset sales with retail stores and authorized dealers and to transfer the accounts receivable from handset sales to special purpose companies which were established with the purpose of liquidating receivables, respectively.
The accounts receivable from sale of handsets amounting to ₩241,962 million and ₩291,747 million as of December 31, 2024 and 2023, respectively, which the Parent Company purchased according to the relevant comprehensive agreement, are recognized as accounts receivable – other and long-term accounts receivable – other.

(4)	Obligation relating to spin-off
The Parent Company carried out the
spin-off
of its business of managing investments in semiconductor, New Information and Communication Technologies(“ICT”) and other businesses and making new investments on November 1, 2021. The Parent Company has obligation to jointly and severally reimburse the Parent Company’s liabilities incurred prior to the spin-off
with SK Square Co., Ltd., the
spin-off
company, in accordance with Article
530-9
(1) of Korean Commercial Act.

(5)	Commitment of the acquisition and disposal of shares
The Board of Directors of the Parent Company resolved the acquisition and disposal of certain shares in order to strengthen the strategic alliance with Hana Financial Group Inc.(“HFG”) at the Board of Directors’ meeting held on July 22, 2022. In accordance with the resolution, as of July 27, 2022, the Parent Company

(5)	Commitment of the acquisition and disposal of shares, Continued

disposed of its entire common shares of HanaCard Co., Ltd. (39,902,323 shares) and entire common shares of Finnq Co., Ltd. (6,370,000 shares) to HFG for ₩330,032 million and ₩5,733 million, respectively. Through the agreement with HFG, the Parent Company is obligated to acquire HFG’s common shares from July 27, 2022 to January 31, 2024, after depositing ₩330,032 million in a specific money trust, and the Parent Company completed the acquisition of the shares for the year ended December 31, 2022. As a part of the aforementioned transaction, as of July 27, 2022, the Parent Company disposed of its entire common shares of SK Square Co., Ltd. (767,011 shares) to HanaCard Co., Ltd. for ₩31,563 million, and HanaCard Co., Ltd. is obligated to acquire the Parent Company’s common shares from July 27, 2022 to January 31, 2024, after depositing ₩68,437 million in a specific money trust, and completed the acquisition of the shares for the year ended December 31, 2022. The Parent Company, HFG, and HanaCard Co., Ltd. may not dispose of shares they have acquired under the aforementioned transaction until March 31, 2025.

(6)	The acquisition cost of property and equipment and intangible assets to be incurred in subsequent periods under arrangements is ₩28,346 million as of December 31, 2024.

(7)
According to the covenant for bond issuance and borrowings, the Group is required to maintain specific financial ratios, such as the debt ratio, at certain levels. The funds obtained must be used for specified purposes only, and regular reporting to lenders is mandated. Additionally, the contracts include clauses that restrict both provision of additional collateral of assets held by the Group and disposal of certain assets.